Financial Instruments - Additional Information - Short-Term and Long-Term Debt (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 MXN ($)	Jul. 19, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)	Sep. 29, 2014 USD ($)
Disclosure of detailed information about financial instruments [line items]
Issuance of outstanding notes payables	$ 84		$ 84
Percentage of bank loans on total indebtedness	29.00%		25.00%				29.00%		25.00%
Bank indebtedness					$ 3,062		$ 56,879		$ 52,763
Change in amount of bank loan, Diversification effect							$ 193,995		$ 236,238	$ 229,343	$ 205,834
Percentage of notes payable on total indebtedness	71.00%		75.00%				71.00%		75.00%
Premiums, fees and issuance costs paid	$ 251	$ 4,930	$ 196	$ 4,061	61	$ 1,047
Issuance costs recognized	212	4,160	151	3,129	35	604
Issuance costs of new debt	39	770	45	932	26	443
Proportional fees and issuance costs related to the extinguished debt instruments	16	$ 310	$ 37	$ 767	$ 31	$ 541
2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Bank indebtedness	4,050							$ 4,050
2014 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Bank indebtedness	3,680											$ 3,680
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Change in amount of bank loan, Diversification effect	$ 280